S000076777 [Member] Investment Strategy - iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Cboe TLT 2% OTM BuyWrite Index (the “Underlying Index”), which is provided by Cboe Global Indices, LLC (the “Index Provider” or “Cboe”) and is designed to measure the performance of a strategy of holding the Underlying Fund while writing (selling) one-month call options on the Underlying Fund to generate income. A strategy of holding a stock or basket of stocks and selling call options that reference the stock or basket of stocks is commonly known as a “covered call” or “buy-write” strategy.
The Underlying Fund seeks to track the investment results of the ICE® U.S. Treasury 20+ Year Bond Index (the “Underlying Fund's underlying index”), which consists of publicly issued U.S. Treasury securities that have a remaining maturity of 20 or more years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System. Index constituents also must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Fund's underlying index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Fund's underlying index is market value weighted, and its constituents are updated on the last business day of each month.
The Underlying Index utilizes “European-style” call options. Each call option in the Underlying Index has a strike price closest to 102% of the closing value of the Underlying Fund one day prior to the roll date. The roll date is the day that the Underlying Index closes out open call option positions by purchasing the offsetting call option positions and subsequently writes new call options that will expire the following month.  The roll date is the business day preceding the expiration date of the options in the Underlying Index. The Fund will write options that trade on national securities exchanges. Although the Underlying Index will seek to select an option with a strike price closest to 102% of the closing value of the Underlying Fund one day prior to the roll date, if the premium that an option writer would hypothetically receive on the new 102% call option on the day prior to the roll date is below five basis points of the closing price of the Underlying Fund on the day prior to the roll date, the Underlying Index will instead select the call option with the strike price closest to 100% of the closing value of the Underlying Fund. The Underlying Index’s selection of an option with a strike price closest to 100% rather than 102% in these circumstances is designed to prevent the Underlying Index from “writing” an option that would cost an option writer more in potential trading costs than the option writer would receive in premium. Unlike American-style options, European-style options can only be exercised on the expiration date.
The Fund will seek to write call options up to (but not exceeding) the full amount of shares of the Underlying Fund held in the Fund (i.e., the short position in the call option is offset, or “covered,” by the long position the Fund holds in shares of the Underlying Fund). In certain circumstances, the Fund may not write any options, primarily if the option is far “out of the money” (i.e., the strike price exceeds the price of the Underlying Fund) and would generate minimal premium income.
By writing a call option, the Fund receives a premium and gives the purchaser of the option the right to purchase shares of the Underlying Fund at the strike price of the option at expiration. However, the Fund does not expect to physically settle outstanding option positions as it will generally purchase offsetting call options on the roll date as necessary to close out the open call position(s). By writing the call option(s), the Fund will not participate in market gains of the Underlying Fund above the strike price but will fully participate in any market losses if the Underlying Fund declines in value.
The Fund may write options on different dates than the Underlying Index's roll date and may use strike prices, contract sizes, or maturity dates that are different than those for the options used in the Underlying Index. In addition, the Fund may write options that are not on the Underlying Fund but that have investment and fundamental characteristics, in the aggregate, similar to the options used in the Underlying Index.
As of October 31, 2025, a significant portion of the Underlying Index is indirectly represented through its holdings in the Underlying Fund by publicly-issued U.S. Treasury securities.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund and the Underlying Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., an instrument's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and the Underlying Fund may not hold all of the components of the applicable Underlying Index and may hold certain securities or other instruments that are not included in the applicable Underlying Index.
The Underlying Index is sponsored by Cboe and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.